Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalent balances

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$	ThCh$
Cash on hand	306,497	358,534	279,521
Bank balances	221,696,364	400,213,133	367,146,884
Cash	222,002,861	400,571,667	367,426,405
Time deposits	228,494,417	222,861,432	186,368,967
Securities purchased under resale agreements	67,059,167	57,570,583	49,038,418
Investments in mutual funds	1,619,484	26,119,133	15,320,226
Short term investments classified as cash equivalents	68,678,651	83,689,716	64,358,644
Cash equivalents	297,173,068	306,551,148	250,727,611
Total	519,175,929	707,122,815	618,154,016

Schedule of composition of cash and cash equivalents

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,785	2,547	-	4,243	-	-	221,922	-	306,497
Bank balances	71,384,021	135,790,113	828,724	7,823,191	2,112,796	1,787,153	639,806	1,330,560	221,696,364
Cash	71,461,806	135,792,660	828,724	7,827,434	2,112,796	1,787,153	861,728	1,330,560	222,002,861
Time deposits	-	226,401,813	-	-	2,092,604	-	-	-	228,494,417
Securities purchased under resale agreements	67,059,167	-	-	-	-	-	-	-	67,059,167
Investments in mutual funds	419,373	130,666	-	35,146	-	1,034,299	-	-	1,619,484
Short term investments classified as cash equivalents	67,478,540	130,666	-	35,146	-	1,034,299	-	-	68,678,651
Cash equivalents	67,478,540	226,532,479	-	35,146	2,092,604	1,034,299	-	-	297,173,068
Total	138,940,346	362,325,139	828,724	7,862,580	4,205,400	2,821,452	861,728	1,330,560	519,175,929

The composition of cash and cash equivalents by currency as of December 31, 2024, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	76,230	778	-	4,246	-	-	277,280	-	358,534
Bank balances	73,236,943	309,986,854	2,520,585	7,291,966	1,864,837	2,795,042	929,088	1,587,818	400,213,133
Cash	73,313,173	309,987,632	2,520,585	7,296,212	1,864,837	2,795,042	1,206,368	1,587,818	400,571,667
Time deposits	-	222,589,479	-	-	271,953	-	-	-	222,861,432
Securities purchased under resale agreements	57,570,583	-	-	-	-	-	-	-	57,570,583
Investments in mutual funds	221,200	199,256	-	23,252,691	-	2,445,986	-	-	26,119,133
Short term investments classified as cash equivalents	57,791,783	199,256	-	23,252,691	-	2,445,986	-	-	83,689,716
Cash equivalents	57,791,783	222,788,735	-	23,252,691	271,953	2,445,986	-	-	306,551,148
Total	131,104,956	532,776,367	2,520,585	30,548,903	2,136,790	5,241,028	1,206,368	1,587,818	707,122,815

The composition of cash and cash equivalents by currency as of December 31, 2023, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,058	1,866	-	2,351	-	-	198,246	-	279,521
Bank balances	40,999,695	314,407,436	1,516,762	4,563,501	1,848,902	2,147,017	871,189	792,382	367,146,884
Cash	41,076,753	314,409,302	1,516,762	4,565,852	1,848,902	2,147,017	1,069,435	792,382	367,426,405
Time deposits	-	185,464,394	-	117,857	786,716	-	-	-	186,368,967
Securities purchased under resale agreements	49,038,418	-	-	-	-	-	-	-	49,038,418
Investments in mutual funds	245,651	-	-	15,074,575	-	-	-	-	15,320,226
Short term investments classified as cash equivalents	49,284,069	-	-	15,074,575	-	-	-	-	64,358,644
Cash equivalents	49,284,069	185,464,394	-	15,192,432	786,716	-	-	-	250,727,611
Total	90,360,822	499,873,696	1,516,762	19,758,284	2,635,618	2,147,017	1,069,435	792,382	618,154,016

Schedule of composition of time deposits

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Itaú - Uruguay	12-26-2025	01-02-2026	UYU	814,197	0.56
Citibank - Uruguay	12-30-2025	01-02-2026	UYU	813,476	0.40
Citibank - Uruguay	12-29-2025	01-12-2026	USD	1,647,674	0.33
HSBC Bank S.A. - Uruguay	12-29-2025	01-28-2026	UYU	464,931	0.51
Sumitomo Mitsui Banking Corporation - United States	12-03-2025	02-03-2026	USD	128,268,389	0.04
The Bank Of Nova Scotia Toronto - Canada	10-28-2025	01-26-2026	USD	49,128,993	0.04
The Bank Of Nova Scotia Toronto - Canada	12-10-2025	03-10-2026	USD	47,356,757	0.04
Total				228,494,417

As of December 31, 2024:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Itaú - Uruguay	12-27-2024	01-03-2025	UYU	1,495,089	0.63
Citibank - Uruguay	12-17-2024	01-18-2025	UYU	271,554	0.43
Sumitomo Mitsui Banking Corporation - United States	12-27-2024	02-27-2025	USD	169,500,536	0.37
The Bank Of Nova Scotia Toronto - Canada	11-29-2024	01-31-2025	USD	51,594,253	0.39
Total				222,861,432

As od December 31, 2023:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Itaú - Uruguay	12-28-2023	01-04-2024	UY	449,552	0.64
Banco Supervielle - Argentina	12-07-2023	01-08-2024	ARS	117,857	10.50
Citibank - Uruguay	12-29-2023	01-02-2024	UY	280,970	0.52
Scotiabank - Uruguay	12-29-2023	01-29-2024	UY	56,194	0.58
Sumitomo Mitsui Banking Corporation - United States	11-24-2023	01-26-2024	USD	141,450,646	0.46
The Bank Of Nova Scotia Toronto - Canada	12-08-2023	03-06-2024	USD	44,013,748	0.47
Total				186,368,967

Schedule of composition of securities purchased under resale agreements

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
Banchile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-29-2025	01-06-2026	CLP	750,200	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-30-2025	01-06-2026	CLP	3,466,597	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	520,855	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	1,194,242	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	197,229	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	2,017,656	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	379,165	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	235,617	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	281,460	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	2,098,313	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2025	01-06-2026	CLP	1,662,950	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-29-2025	01-06-2026	CLP	983,626	0.39
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-29-2025	01-06-2026	CLP	16,635	0.39
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2025	01-08-2026	CLP	281,560	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2025	01-08-2026	CLP	67,514	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2025	01-06-2026	CLP	2,200,293	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2025	01-06-2026	CLP	149,755	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2025	01-06-2026	CLP	388,887	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2025	01-06-2026	CLP	59,748	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2025	01-06-2026	CLP	3,456,425	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2025	01-06-2026	CLP	2,860,811	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2025	01-06-2026	CLP	683,697	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2025	01-06-2026	CLP	825,788	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2025	01-06-2026	CLP	1,690	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2025	01-06-2026	CLP	4,372,965	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2025	01-06-2026	CLP	1,908,772	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2025	01-06-2026	CLP	1,610,869	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-08-2026	CLP	511,165	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-08-2026	CLP	391,916	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-08-2026	CLP	48,018	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	3,677,420	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	607,901	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	3,155,244	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	628,887	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	5,270,772	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	461,616	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	630,001	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	604,650	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-06-2026	CLP	165,536	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2025	01-08-2026	CLP	1,000,133	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-30-2025	01-06-2026	CLP	8,175,412	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2025	01-08-2026	CLP	1,701,569	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2025	01-08-2026	CLP	98,671	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2025	01-06-2026	CLP	3,437,240	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2025	01-06-2026	CLP	2,502,673	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2025	01-06-2026	CLP	462,106	0.40
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2025	01-06-2026	CLP	354,851	0.40
Scotia Corredora de Bolsa Chile Ltda.	Banco Scotiabank Chile	12-30-2025	01-08-2026	CLP	500,067	0.40
Total					67,059,167
(*)	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2024:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2024	01-07-2025	CLP	4,083,818	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2024	01-07-2025	CLP	4,410,111	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-27-2024	01-07-2025	CLP	896,018	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-27-2024	01-07-2025	CLP	4,523	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-27-2024	01-07-2025	CLP	413,911	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-27-2024	01-02-2025	CLP	1,086,468	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-27-2024	01-02-2025	CLP	14,194	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-27-2024	01-02-2025	CLP	80,644	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-27-2024	01-02-2025	CLP	1,220,137	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-27-2024	01-07-2025	CLP	150,090	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-27-2024	01-07-2025	CLP	1,837,442	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-30-2024	01-07-2025	CLP	7,332	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-30-2024	01-02-2025	CLP	2,949,259	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-30-2024	01-02-2025	CLP	1,184	0.45
BCI Corredores de Bolsa Chile S.A.	Banco Bice - Chile	12-26-2024	01-02-2025	CLP	996,877	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-26-2024	01-02-2025	CLP	499,111	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	1,664,112	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	291,480	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	235,893	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	115,219	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-23-2024	01-02-2025	CLP	36,685	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-23-2024	01-02-2025	CLP	238,387	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-30-2024	01-07-2025	CLP	3,854	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-30-2024	01-07-2025	CLP	20,224	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-23-2024	01-02-2025	CLP	25,272	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-30-2024	01-07-2025	CLP	275,970	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Central de Chile	12-30-2024	01-02-2025	CLP	2,998,921	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Consorcio - Chile	12-30-2024	01-07-2025	CLP	5,000,800	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Consorcio - Chile	12-26-2024	01-02-2025	CLP	1,200,900	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-26-2024	01-02-2025	CLP	500,375	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-26-2024	01-02-2025	CLP	1,494	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-26-2024	01-02-2025	CLP	3,501,131	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-30-2024	01-07-2025	CLP	1,505,371	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-30-2024	01-07-2025	CLP	8,796,277	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco del Estado de Chile	12-30-2024	01-02-2025	CLP	1,500,240	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco del Estado de Chile	12-26-2024	01-02-2025	CLP	4,003,000	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco del Estado de Chile	12-30-2024	01-02-2025	CLP	1,559	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	250,323	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	305,758	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	318,162	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	428,029	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	699,228	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-30-2024	01-07-2025	CLP	639,713	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-30-2024	01-07-2025	CLP	1,838,316	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-30-2024	01-07-2025	CLP	2,522,771	0.48
Total					57,570,583
(*)	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2023:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-29-2023	01-04-2024	CLP	499,358	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-29-2023	01-04-2024	CLP	68,791	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-21-2023	01-04-2024	CLP	44,421	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	229,595	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	270,638	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-21-2023	01-04-2024	CLP	1,831,429	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-21-2023	01-04-2024	CLP	659,321	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	96,860	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-21-2023	01-04-2024	CLP	1,223,454	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	156,239	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	88,694	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	76,362	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	214,256	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-28-2023	01-04-2024	CLP	800,552	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-28-2023	01-04-2024	CLP	1,501,035	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Scotiabank Chile	12-21-2023	01-04-2024	CLP	1,503,450	0.69
BCI Corredores de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-02-2024	CLP	1,000,690	0.69
BCI Corredores de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,979,530	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2023	01-11-2024	CLP	983,920	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	372,324	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Security - Chile	12-29-2023	01-11-2024	CLP	979,874	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Scotiabank Chile	12-29-2023	01-11-2024	CLP	2,295,554	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Scotiabank Chile	12-29-2023	01-11-2024	CLP	2,292,952	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-28-2023	01-04-2024	CLP	1,100,759	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2023	01-11-2024	CLP	2,301,073	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2023	01-11-2024	CLP	700,327	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-02-2024	CLP	2,601,795	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-04-2024	CLP	400,276	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2023	01-04-2024	CLP	1,501,725	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,306,588	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,694,812	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2023	01-11-2024	CLP	1,965,032	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2023	01-11-2024	CLP	2,737,161	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2023	01-11-2024	CLP	3,001,400	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-27-2023	01-04-2024	CLP	965,912	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-27-2023	01-04-2024	CLP	135,100	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	2,755,387	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	2,847,226	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-29-2023	01-11-2024	CLP	350,163	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Scotiabank Chile	12-29-2023	01-11-2024	CLP	350,163	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Scotiabank Chile	12-29-2023	01-02-2024	CLP	650,303	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Scotiabank Chile	12-29-2023	01-09-2024	CLP	1,000,467	0.70
Total					49,038,418
(*)	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Schedule of payments for business acquisitions

	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other cash payment to acquire interests in joint ventures (1)	(10,975,902)	(10,658,097)	(7,086,899)
Payment from changes in ownership interests in subsidiaries that do not result in loss of control (2)	-	(32,260,503)	(3,205,058)
Cash flows used to obtain control of subsidiaries or other businesses (3)	-	(551,585)	(2,000,000)
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control (4)	-	17,112,779	-

(1)	See Note 16 - Investments accounted for using equity method, number (2) for 2025, 2024 and 2023 and number (3) for 2023.
(2)	See Note 1 - General Information, letter C), number (3) for 2024 and 2023 and number (9) for 2024.
(3)	See Note 15 - Business Combination, letters a) and c) for 2024 and letter c) for 2023.
(4)	See Note 15 - Business Combination, letter b).